Capital Stock	12 Months Ended
Dec. 31, 2020
Share Capital and Share-based Payment Arrangements [Abstract]
Capital Stock	CAPITAL STOCK:We are authorized to issue an unlimited number of SVS, which entitle the holder to one vote per share, and an unlimited number of multiple voting shares (MVS), which entitle the holder to 25 votes per share. The SVS and MVS vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors, except as otherwise required by law. The holders of the SVS and MVS are entitled to share ratably, as a single class, in any dividends declared subject to any preferential rights of any outstanding preferred shares in respect of the payment of dividends. Each MVS is convertible at any time at the option of the holder thereof and automatically, under certain circumstances, into one SVS. We are also authorized to issue an unlimited number of preferred shares, issuable in series. No preferred shares have been issued to date.
(a) Capital transactions:

Number of shares (in millions)	SVS	MVS
Issued and outstanding at December 31, 2017	123.2	18.6
Issued from treasury(i)	1.3	—
Cancelled under normal course issuer bid (NCIB)	(6.8)	—
Issued and outstanding at December 31, 2018	117.7	18.6
Issued from treasury(i)	0.8	—
Cancelled under NCIB	(8.3)	—
Issued and outstanding at December 31, 2019	110.2	18.6
Issued from treasury(i)	0.3	—
Cancelled under NCIB	(0.0062)	—
Issued and outstanding at December 31, 2020	110.5	18.6
(i)     No SVS were issued from treasury upon the exercise of stock options in either 2020 or 2019. In 2018, 0.1 million SVS were issued from treasury upon the exercise of stock options for aggregate cash proceeds of $0.4. In 2020, we issued 0.3 million (2019 — 0.8 million; 2018 — 1.2 million) SVS from treasury with ascribed values of $2.2 (2019 — $10.4; 2018 — $14.3) upon the vesting of certain RSUs and PSUs. We settled other RSUs and PSUs with SVS purchased in the open market (described below).

We have repurchased SVS in the open market and otherwise for cancellation in recent years pursuant to NCIBs, which allow us to repurchase a limited number of SVS during a specified period. We may not repurchase SVS for cancellation when the Repurchase Restriction is in effect. The Repurchase Restriction (which had been in effect during recent periods) was not in effect at December 31, 2020. The maximum number of SVS we are permitted to repurchase for cancellation under each NCIB (when permitted) is reduced by the number of SVS purchased by a broker in the open market during the term of such NCIB to satisfy delivery obligations under our SBC plans. The Repurchase Restriction (when in effect) is not applicable to open market purchases for this purpose.
On November 19, 2020, the TSX accepted our notice to launch a new NCIB (2020 NCIB), which allows us to repurchase, at our discretion, from November 24, 2020 until the earlier of November 23, 2021 or the completion of purchases thereunder, up to approximately 9.0 million SVS (representing approximately 10% of our public float and 7% of our total SVS and MVS outstanding at the time of launch) in the open market, or as otherwise permitted, subject to the normal terms and limitations of such bids. As part of the NCIB process, in December 2020, we entered into an Automatic Share Purchase Plan (ASPP) with a broker that allowed the broker to purchase, on our behalf (for cancellation under the 2020 NCIB), at any time through January 29, 2021, including during any applicable trading blackout periods, up to 100,000 SVS per day at a specified share price. During the fourth quarter of 2020 (Q4 2020), we paid $0.1 in cash to repurchase 6,200 SVS for cancellation under the 2020 NCIB (with no such repurchases under the ASPP). At December 31, 2020, we recorded an accrual of $15.0, representing an estimated maximum of 2 million SVS available for purchase under the ASPP at a share price not to exceed $7.50 per share, however, no repurchases were made thereunder during its term.

    In December 2018, we launched an NCIB (2018 NCIB) which was completed in December 2019. The 2018 NCIB allowed us to repurchase, at our discretion, up to approximately 9.5 million SVS in the open market, or as otherwise permitted. In November 2018, we completed the share repurchases under our 2017 NCIB, which allowed us to repurchase, at our discretion, up to approximately 10.5 million SVS in the open market, or as otherwise permitted.
    Information regarding share repurchase activities for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020

Aggregate cost (1) of SVS repurchased for cancellation (2)	$75.5	$67.3	$0.1
Number of SVS repurchased for cancellation (in millions)	6.8	8.3	0.0062
Weighted average price per share for repurchases	$11.10	$8.15	$7.45
Aggregate cost (1) of SVS repurchased for delivery under SBC plans	$22.4	$9.2	$19.1
Number of SVS repurchased for delivery under SBC plans (in millions)	2.1	1.2	2.9
(1) Includes transaction fees.
(2) Excludes an accrual of $15.0 we recorded at December 31, 2020 for then-anticipated commitments under the ASPP.

December 31
2018	2019	2020

Number of SVS held by trustee for delivery under SBC plans (1) (in millions)	1.9	1.7	2.4
Value of SVS held by trustee for delivery under SBC plans (1)	$20.2	$14.8	$15.7
(1) For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans.

(b) Employee SBC:
LTIP:
Under the LTIP, we may grant stock options, stock appreciation rights, RSUs and PSUs to eligible employees, consultants and directors. We may, at the time of grant, authorize the grantees to settle these awards either in cash or in SVS. Absent such permitted election, vested grants under the LTIP will be settled in SVS (on a one-for-one basis), which we may purchase in the open market, or issue from treasury (up to a maximum aggregate of 29.0 million SVS). As of December 31, 2020, 10.0 million SVS remain reserved for issuance from treasury under the LTIP, covering potential issuances of SVS for outstanding awards and for potential future grants of SBC thereunder.
Celestica Share Unit Plan (CSUP):
Under the CSUP, we may grant RSUs and PSUs to eligible employees. We have the option to settle vested RSUs and PSUs issued thereunder in SVS (on a one-for-one basis) purchased in the open market, or in cash.
For RSUs and DSUs issued to eligible directors under our Directors’ Share Compensation Plan (DSC Plan), see paragraph (c) below.
Information regarding employee SBC expense for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020
Employee SBC expense in cost of sales	$14.7	$14.6	$11.1
Employee SBC expense in SG&A	18.7	19.5	14.7
Total	$33.4	$34.1	$25.8
    Employee SBC expense varies from period-to-period. The portion of such expense that relates to performance-based compensation generally varies depending on our estimated level of achievement of pre-determined performance goals and financial targets. Based on reviews of the status of the non-market performance vesting condition and modifier, we recorded $8.4 in expense reversals in 2020, to reflect reductions in the estimated number of PSUs expected to vest at the end of January 2021.
(i) Stock options:
We are permitted to grant stock options under our LTIP, although no stock options have been granted after 2015. When granted, stock options are granted at prices equal to the closing market price on the day prior to the grant date and are exercisable during a period not to exceed 10 years from the grant date.
Stock option transactions were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price*
	(in millions)
Outstanding at January 1, 2018	0.4	$12.14
Exercised	(0.1)	$6.20
Outstanding at December 31, 2018	0.3	$11.93
Exercised	—	$—
Outstanding at December 31, 2019	0.3	$12.50
Exercised	—	$—
Outstanding at December 31, 2020	0.3	$12.78

    The following stock options* were outstanding as at December 31, 2020:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.48 to $13.75	0.3	$12.78	4.2	0.3	$12.78
* The exercise prices were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.
We amortize the estimated grant date fair value of stock options to expense over the vesting period (generally 4 years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model and the following assumptions in the year of the grant: risk-free interest rate (based on U.S. government bond yields), expected volatility of the market price of our shares (based on historical volatility of our share price), and the expected option life (in years) (based on historical option holder behavior).
(ii) RSUs and PSUs:
We grant RSUs and PSUs to employees pursuant to our LTIP and CSUP. Each vested unit generally entitles the holder to receive one SVS. Under the CSUP, we have the option to satisfy the delivery of shares upon vesting of the awards by purchasing SVS in the open market or by settling such awards in cash. Under the LTIP, we may (at the time of grant) authorize the grantees to settle awards in either cash or SVS (absent such permitted election, grants will be settled in SVS, which we may purchase in the open market or issue from treasury, subject to certain limits). We have generally settled these awards with SVS purchased in the open market by a broker, or issued from treasury. Unless a grantee has been authorized, and elects, to settle these awards in cash, Celestica intends to settle all outstanding RSUs and PSUs with shares purchased in the open market by a broker, or issued from treasury. As a result, we account for these share unit awards as equity-settled awards. We amortize the grant date fair value of RSUs and PSUs to expense over the vesting period.

    The grant date fair value of RSUs is based on the market value of our SVS at the time of grant.
    With respect to PSUs, employees are granted a target number of PSUs (set forth for the years indicated in the table below). The number of PSUs that will actually vest will vary from 0% to 200% of the target amount granted based on the level of achievement of the relevant performance conditions. PSUs (representing in each case 100% of target) were primarily granted in the first quarter of each of 2018, 2019 and 2020. These PSUs vest based on the level of achievement of a pre-determined non-market performance measurement in the final year of the three-year performance period, subject to modification by each of a separate pre-determined non-market financial target and our relative TSR performance over the three-year vesting period. See note 2(l). The grant date fair value of the TSR modifier is based on a Monte Carlo simulation model and a premium of 112% for 2020 (2019 — 102%; 2018 — 106%). The grant date fair value of the non-TSR-based performance measurement and modifier is based on the market value of our SVS at the time of grant and is subject to adjustment to reflect changes in the estimated level of achievement related to the applicable performance condition. See SBC expense table above. Vested awards were settled with SVS purchased in the open market by a broker, or issued from treasury.
    Information regarding aggregate RSU and PSU grants to employees and directors (see below), as applicable, for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020
RSUs Granted:
Number of awards (in millions)	2.6	3.0	2.4
Weighted average grant date fair value per unit	$10.48	$7.88	$8.60

PSUs Granted:
Number of awards (in millions, representing 100% of target)	1.6	2.1	1.7
Weighted average grant date fair value per unit	$11.11	$8.14	$9.88

	December 31
	2018	2019	2020
Number of outstanding RSUs (in millions)	3.8	4.6	4.5
Number of outstanding PSUs (in millions, representing 100% of target granted)	3.2	3.8	4.6

(c) Director SBC:
    We grant DSUs to certain members of our Board of Directors and Onex under our DSC Plan. Commencing in 2019, we also grant RSUs (under specified circumstances) to certain directors as compensation under the DSC Plan. RSUs granted to directors vest ratably over a three-year period and are governed by the terms of our LTIP. Each vested RSU entitles the holder thereof to one SVS; however, if permitted by the Company under the terms of the grant, a director may elect to receive a payment of cash in lieu of SVS. Unvested RSUs will vest immediately on the date the director Retires. See note 2(l) for additional detail. As Celestica is permitted to, and intends to, settle DSUs with shares purchased in the open market, we account for these awards as equity-settled awards.

    On January 29, 2020, William A. Etherington, our former Chair of the Board, retired from Celestica’s Board of Directors and Michael M. Wilson (a director since 2011) was immediately appointed as Chair of the Board. In accordance with the DSC Plan, the DSUs held by Mr. Etherington will be redeemed on or prior to the 90th day following the date on which he is no longer a director or employee of any corporation that does not deal at arm’s length with the Company. As of December 31, 2020, Mr. Etherington held 0.475 million DSUs.
    Information regarding director SBC expense for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020
Director SBC expense in SG&A (1)	$2.0	$2.4	$2.0

	Year ended December 31
	2018	2019	2020
DSUs Granted:
Number of awards (in millions)	0.2	0.2	0.2
Weighted average grant date fair value per unit	$10.33	$7.62	$5.64

	December 31
	2018	2019	2020
Number of DSUs outstanding (in millions)	1.6	1.8	2.0
Number of RSUs issued to directors outstanding (in millions)	—	0.02	0.03